Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total Gross Debt	$ 61,953	$ 45,254
Current portion	(16,302)	(9,942)
Long-term portion	45,651	35,312
Convertible debt
Debt Instrument [Line Items]
Total Gross Debt	4,362	17,431
Other bank financing
Debt Instrument [Line Items]
Total Gross Debt	1,325	1,480
Capital lease obligations
Debt Instrument [Line Items]
Total Gross Debt	2,535	1,632
Term loan facilities
Debt Instrument [Line Items]
Total Gross Debt	53,731	22,207
Senior financing
Debt Instrument [Line Items]
Total Gross Debt	$ 0	$ 2,504